UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP CORE FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited)	September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.5%
11,800	ArvinMeritor Inc.	$153,872

Hotels, Restaurants & Leisure - 3.3%
7,600	Bally Technologies Inc. *	230,128
6,510	Bob Evans Farms Inc.	177,658
7,900	Jack in the Box Inc. *	166,690
2,250	Panera Bread Co. *	114,525
11,100	WMS Industries Inc. *	339,327

	Total Hotels, Restaurants & Leisure	1,028,328

Household Durables - 0.8%
9,213	Tupperware Brands Corp.	254,555

Internet & Catalog Retail - 0.9%
4,348	Priceline.com Inc. *	297,534

Leisure Equipment & Products - 0.6%
7,300	JAKKS Pacific Inc. *	181,843

Multiline Retail - 1.2%
14,150	Big Lots Inc. *	393,795

Specialty Retail - 4.2%
12,310	Aaron Rents Inc.	333,232
15,055	Aeropostale Inc. *	483,416
7,566	Gymboree Corp. *	268,593
10,541	Rent-A-Center Inc. *	234,853

	Total Specialty Retail	1,320,094

Textiles, Apparel & Luxury Goods - 1.4%
3,950	Maidenform Brands Inc. *	57,314
8,334	Perry Ellis International Inc. *	124,260
7,524	Wolverine World Wide Inc.	199,085
9,450	Xerium Technologies Inc.	60,858

	Total Textiles, Apparel & Luxury Goods	441,517

	TOTAL CONSUMER DISCRETIONARY	4,071,538

CONSUMER STAPLES - 1.0%
Food Products - 1.0%
4,600	Ralcorp Holdings, Inc. *	310,086

ENERGY - 9.9%
Energy Equipment & Services - 2.4%
3,750	Basic Energy Services Inc. *	79,875
1,200	Dawson Geophysical Co. *	56,028
5,350	GulfMark Offshore Inc. *	240,108
6,800	Oil States International Inc. *	240,380
5,600	Willbros Group Inc. *	148,400

	Total Energy Equipment & Services	764,791

Oil, Gas & Consumable Fuels - 7.5%
3,000	Comstock Resources Inc. *	150,150
2,100	Concho Resources Inc. *	57,981
2,700	General Maritime Corp.	52,596
10,300	Mariner Energy Inc. *	211,150
4,000	Massey Energy Co.	142,680
6,800	McMoRan Exploration Co *	160,752
15,700	Petroquest Energy Inc. *	240,995
2,900	Quest Resource Corp. *	7,714
7,300	Rosetta Resources Inc. *	134,028
990	Stone Energy Corp. *	41,907
7,234	Swift Energy Co. *	279,883
1,150	W&T Offshore Inc.	31,384

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 7.5% (continued)
3,500	Walter Industries Inc.	$166,075
2,700	Whiting Petroleum Corp. *	192,402
22,075	World Fuel Services Corp.	508,387

	Total Oil, Gas & Consumable Fuels	2,378,084

	TOTAL ENERGY	3,142,875

FINANCIALS - 18.8%
Capital Markets - 0.2%
3,100	optionsXpress Holdings Inc.	60,202

Commercial Banks - 5.5%
1,850	Bank of Hawaii Corp.	98,882
7,244	City Holding Co.	306,059
10,550	FirstMerit Corp.	221,550
8,300	Glacier Bancorp Inc.	205,591
1,950	NBT Bancorp Inc.	58,344
15,200	Sterling Bancorp	219,792
6,600	SVB Financial Group *	382,272
4,600	UMB Financial Corp.	241,592

	Total Commercial Banks	1,734,082

Consumer Finance - 2.5%
11,653	Cash America International Inc.	419,974
15,200	Dollar Financial Corp. *	233,928
3,691	World Acceptance Corp. *	132,876

	Total Consumer Finance	786,778

Diversified Financial Services - 0.4%
5,800	Interactive Brokers Group Inc., Class A *	128,586

Insurance - 3.3%
10,670	Aspen Insurance Holdings Ltd.	293,425
3,600	IPC Holdings Ltd.	108,756
5,800	National Financial Partners Corp.	87,000
12,700	Platinum Underwriters Holdings Ltd.	450,596
4,240	Seabright Insurance Holdings Inc. *	55,120
977	Transatlantic Holdings Inc.	53,100

	Total Insurance	1,047,997

Real Estate Investment Trusts (REITs) - 6.3%
13,900	Anworth Mortgage Asset Corp.	82,288
4,050	Capstead Mortgage Corp.	44,348
3,700	DuPont Fabros Technology Inc.	56,425
4,300	Entertainment Properties Trust	235,296
3,300	Equity Lifestyle Properties, Inc.	174,999
19,089	Hersha Hospitality Trust	142,022
6,800	Highwoods Properties Inc.	241,808
14,212	National Retail Properties Inc.	340,377
7,689	Ramco-Gershenson Properties Trust	172,387
7,550	Senior Housing Properties Trust	179,917
8,700	Sunstone Hotel Investors Inc.	117,450
4,400	Tanger Factory Outlet Centers Inc.	192,676

	Total Real Estate Investment Trusts (REITs)	1,979,993

Thrifts & Mortgage Finance - 0.6%
16,600	Bank Mutual Corp.	188,410

	TOTAL FINANCIALS	5,926,048

HEALTH CARE - 18.0%
Biotechnology - 3.9%
17,551	Cubist Pharmaceuticals Inc. *	390,159
14,050	Martek Biosciences Corp. *	441,451

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Biotechnology - 3.9% (continued)
8,116	OSI Pharmaceuticals Inc. *	$400,037

	Total Biotechnology	1,231,647

Health Care Equipment & Supplies - 6.3%
3,992	Bio-Rad Laboratories Inc., Class A *	395,687
8,300	Bruker BioSciences Corp. *	110,639
8,400	Cynosure Inc., Class A Shares *	150,696
12,166	Invacare Corp.	293,688
5,400	Kensey Nash Corp. *	169,884
9,550	Sirona Dental Systems Inc. *	222,324
13,759	STERIS Corp.	517,063
4,000	Zoll Medical Corp. *	130,880

	Total Health Care Equipment & Supplies	1,990,861

Health Care Providers & Services - 5.1%
7,800	Alliance Imaging Inc. *	80,106
5,843	Amedisys Inc. *	284,379
11,715	AMERIGROUP Corp. *	295,687
12,300	Centene Corp. *	252,273
12,000	Healthspring Inc. *	253,920
7,000	Kindred Healthcare, Inc. *	192,990
2,700	Psychiatric Solutions Inc. *	102,465
9,510	Res-Care Inc. *	172,511

	Total Health Care Providers & Services	1,634,331

Pharmaceuticals - 2.7%
4,939	Perrigo Co.	189,954
15,996	Sciele Pharma Inc. *	492,517
12,386	ViroPharma Inc. *	162,504

	Total Pharmaceuticals	844,975

	TOTAL HEALTH CARE	5,701,814

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.5%
3,800	Esterline Technologies Corp. *	150,442
6,700	LMI Aerospace Inc. *	134,737
600	Stanley Inc. *	22,146
3,709	Triumph Group Inc.	169,538

	Total Aerospace & Defense	476,863

Airlines - 0.6%
17,185	Republic Airways Holdings Inc. *	175,115

Commercial Services & Supplies - 1.7%
12,740	Cenveo Inc. *	97,970
19,633	Comfort Systems USA Inc.	262,297
13,800	Metalico Inc. *	81,420
4,800	Sykes Enterprises Inc. *	105,408

	Total Commercial Services & Supplies	547,095

Construction & Engineering - 0.9%
6,650	EMCOR Group Inc. *	175,028
4,500	Perini Corp. *	116,055

	Total Construction & Engineering	291,083

Electrical Equipment - 1.0%
10,314	EnerSys *	203,289
8,400	GrafTech International Ltd. *	126,924

	Total Electrical Equipment	330,213

Machinery - 2.5%
3,900	Bucyrus International Inc., Class A Shares	174,252
3,500	Chart Industries Inc. *	99,960
6,300	Columbus McKinnon Corp. *	148,491

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Machinery - 2.5% (continued)
7,005	Gardner Denver Inc. *	$243,214
4,100	L.B. Foster Co., Class A *	124,722

	Total Machinery	790,639

Marine - 0.3%
2,600	Genco Shipping & Trading Ltd.	86,424

Professional Services - 0.8%
4,950	Volt Information Sciences Inc. *	44,451
4,150	Watson Wyatt Worldwide Inc., Class A Shares	206,380

	Total Professional Services	250,831

Road & Rail - 1.3%
7,450	Marten Transport Ltd. *	145,350
6,000	Old Dominion Freight Line Inc. *	170,040
4,100	Werner Enterprises Inc.	89,011

	Total Road & Rail	404,401

	TOTAL INDUSTRIALS	3,352,664

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 3.2%
79,193	3Com Corp. *	184,520
12,670	Avocent Corp. *	259,228
11,900	Emulex Corp. *	126,973
40,600	Powerwave Technologies Inc. *	160,776
12,300	ViaSat Inc. *	290,034

	Total Communications Equipment	1,021,531

Computers & Peripherals - 0.4%
87,000	Quantum Corp. *	93,960
1,450	Synaptics Inc. *	43,819

	Total Computers & Peripherals	137,779

Electronic Equipment, Instruments & Components - 2.1%
2,600	Anixter International Inc. *	154,726
9,824	Nam Tai Electronics Inc.	80,262
11,290	SYNNEX Corp. *	252,219
6,200	Tech Data Corp. *	185,070

	Total Electronic Equipment, Instruments & Components	672,277

Internet Software & Services - 2.9%
16,700	Interwoven Inc. *	235,804
26,980	United Online Inc.	253,882
18,400	Websense Inc. *	411,240

	Total Internet Software & Services	900,926

IT Services - 0.5%
9,600	CSG Systems International Inc. *	168,288

Semiconductors & Semiconductor Equipment - 1.4%
27,396	Amkor Technology Inc. *	174,512
19,350	Skyworks Solutions Inc. *	161,766
6,600	Verigy Ltd. *	107,448

	Total Semiconductors & Semiconductor Equipment	443,726

Software - 4.3%
14,900	JDA Software Group Inc. *	226,629
5,400	Mentor Graphics Corp. *	61,290
9,500	Parametric Technology Corp. *	174,800
9,300	Progress Software Corp. *	241,707
12,000	Quest Software Inc. *	152,280
981,378	Storagenetworks Inc. (a)(b) *	1

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Software - 4.3% (continued)
15,811	Sybase Inc. *	$484,133

	Total Software	1,340,840

	TOTAL INFORMATION TECHNOLOGY	4,685,367

MATERIALS - 7.1%
Chemicals - 2.2%
1,450	CF Industries Holdings Inc.	132,617
5,100	Innophos Holdings Inc.	124,338
11,321	Koppers Holdings Inc.	423,519
1,750	LSB Industries *	24,237

	Total Chemicals	704,711

Containers & Packaging - 3.0%
7,074	Greif Inc., Class A Shares	464,196
12,200	Rock-Tenn Co., Class A Shares	487,756

	Total Containers & Packaging	951,952

Metals & Mining - 1.9%
5,100	Compass Minerals International Inc.	267,189
4,550	Olympic Steel Inc.	134,180
4,821	Reliance Steel & Aluminum Co.	183,053

	Total Metals & Mining	584,422

	TOTAL MATERIALS	2,241,085

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
57,628	Cincinnati Bell Inc. *	178,070
21,700	Premiere Global Services Inc. *	305,102

	Total Diversified Telecommunication Services	483,172

Wireless Telecommunication Services - 0.8%
15,300	Syniverse Holdings Inc. *	254,133

	TOTAL TELECOMMUNICATION SERVICES	737,305

UTILITIES - 2.8%
Electric Utilities - 1.6%
10,900	El Paso Electric Co. *	228,900
9,700	Hawaiian Electric Industries Inc.	282,367

	Total Electric Utilities	511,267

Multi-Utilities - 1.2%
10,700	Avista Corp.	232,297
5,700	NorthWestern Corp.	143,241

	Total Multi-Utilities	375,538

	TOTAL UTILITIES	886,805

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $31,320,136)	31,055,587

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%
$692,000	Interest in $482,010,000 joint tri-party repurchase agreement dated 9/30/08 with Greenwich Capital Markets Inc., 1.500% due 10/1/08; Proceeds at maturity - $692,029; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 10/2/08 to 7/6/28; Market value - $705,842) (Cost - $692,000)	$692,000

	TOTAL INVESTMENTS - 100.4% (Cost - $32,012,136#)	31,747,587
	Liabilities in Excess of Other Assets - (0.4)%	(131,178)

	TOTAL NET ASSETS - 100.0%	$31,616,409

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$31,747,587	$31,055,586	$692,000	$1

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$1
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2008	$1

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,855,628
Gross unrealized depreciation	(4,120,177)

Net unrealized depreciation	$(264,549)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 25, 2008